Income Tax - Summary of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Current income tax expense
Current tax expense recognized in the current year	$ 190,022.2		$ 107,694.4	$ 87,452.7
Income tax adjustments on prior years	(19,413.0)		(14,539.5)	(7,589.4)
Other income tax adjustments	206.1		152.2	150.2
Current income tax expense	170,815.3		93,307.1	80,013.5
Deferred income tax benefit
The origination and reversal of temporary differences	(24,714.5)		(17,530.0)	(6,275.2)
Investment tax credits	4,676.7		(5,621.7)
Deferred income tax benefit	(20,037.8)		(23,151.7)	(6,275.2)
Income tax expense recognized in profit or loss	$ 150,777.5	$ 4,906.5	$ 70,155.4	$ 73,738.3